Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents, and restricted cash are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$	$
Cash and cash equivalents	685,331	480,080	309,857	108,977
Restricted cash – current (1)	3,673	691	3,714	2,227
Restricted cash – non-current (2)	—	—	3,135	3,135
Current assets - discontinued operations - cash	—	—	—	101,190
Current assets - discontinued operations - restricted cash	—	—	—	11,888
Non-current assets - discontinued operations - restricted cash	—	—	—	38,103
	689,004	480,771	316,706	265,520

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 22), for the years ended December 31, 2024, 2023 and 2022, are as follows:

	Year Ended December 31,
	2024	2023	2022
	$	$	$

Accounts receivable	35,228	23,043	(80,886)
Prepaid expenses and other	15,477	19,442	(49,556)
Accounts payable	(8,248)	(13,417)	6,291
Accrued liabilities and other	(2,756)	(2,647)	(3,441)
Receipts from direct financing and sales-type leases	—	—	10,489
Asset retirement obligation expenditures	(2,974)	(3,852)	(775)
Expenditures for dry docking	(28,495)	(16,230)	(14,423)
	8,232	6,339	(132,301)